CAPITAL STOCK 2 (Details Narrative) - USD ($)																																																																		1 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2026	Oct. 16, 2025	Sep. 30, 2025	Sep. 25, 2025	Sep. 16, 2025	Sep. 15, 2025	Sep. 10, 2025	Sep. 09, 2025	Aug. 29, 2025	Aug. 27, 2025	Aug. 26, 2025	Jul. 29, 2025	Jul. 16, 2025	Jul. 03, 2025	Jul. 02, 2025	Jun. 10, 2025	Jun. 09, 2025	Jun. 05, 2025	Jun. 02, 2025	May 22, 2025	May 01, 2025	Apr. 28, 2025	Apr. 11, 2025	Apr. 10, 2025	Apr. 03, 2025	Mar. 28, 2025	Mar. 26, 2025	Mar. 25, 2025	Mar. 20, 2025	Feb. 14, 2025	Feb. 12, 2025	Feb. 11, 2025	Feb. 07, 2025	Feb. 03, 2025	Jan. 30, 2025	Jan. 15, 2025	Jan. 06, 2025	Jan. 03, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 19, 2024	Dec. 18, 2024	Dec. 06, 2024	Dec. 03, 2024	Nov. 11, 2024	Oct. 25, 2024	Oct. 01, 2024	Sep. 26, 2024	Aug. 26, 2024	Aug. 22, 2024	Jul. 12, 2024	Jun. 28, 2024	Jun. 05, 2024	May 17, 2024	Apr. 26, 2024	Apr. 05, 2024	Apr. 04, 2024	Mar. 28, 2024	Jan. 22, 2024	Dec. 28, 2023	Dec. 19, 2023	Oct. 01, 2023	May 01, 2023	Apr. 01, 2023	Mar. 20, 2023	Mar. 31, 2023	Mar. 02, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 22, 2022	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Feb. 10, 2025	Jan. 27, 2025	Dec. 13, 2024	Oct. 18, 2024	Oct. 16, 2024	Oct. 15, 2024	Oct. 02, 2024	Jul. 24, 2024	Jul. 09, 2024	May 24, 2024	May 22, 2024	May 21, 2024	Apr. 28, 2024	Nov. 18, 2022	Aug. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant exercise																			699,143
Warrant exercise price												$ 1.50					$ 1.50		$ 1.50											$ 1.50		$ 1.50																				$ 2.53																													$ 1.50
APIC warrant																			$ 23																																																	$ 1,099,793	$ 50,979	$ 50,979	$ 108,758	$ 50,980	$ 37,965			$ 248,682		$ 624,463
Aggregrate stated value																																																																				$ (550,000)	(935,000)	(1,581,812)	(313,500)	(390,500)				(1,133,000)
Sale of stock, shares																																																					100,000
Value of shares purchased																																																					$ 193,190
Warrant purchase			997,899									198,000					100,000		294,643											80,000		100,000																																				997,899							997,899						140,000
Issuance of common stock for cash												$ 297,000					$ 150,000													$ 120,000	$ 150,000	$ 210,000																																				$ 1,324,571	430,785	655,000		388,270	180,000			1,328,023		6,200,000
Shares issued												198,000					100,000													80,000	100,000	140,000
Share price																													$ 2.50
Principal amount																																																																																		$ 500,000												$ 78,260
Convertible price per share																																																																																		$ 1.50
Purchase price of warrants												$ 297,000
Restricted common stock																												1,000,000	80,000						650,000
Restricted common stock, value																													$ 200,000
Aggregate value																																																																				$ 5,543,101	3,175,091	$ 1,938,500	458,861	808,154	$ 416,500			$ 2,106,265		$ 1,530,659
compensate monthly payment																																																																$ 31,630			$ 5,000
Options, Granted																																																																											2,000,000	13,333		93,333
Weighted Average Exercise Price, Granted																																																																											$ 2.30	$ 5.55		$ 6.05
Options, Outstanding Beginning Balance																																																																			83,333			156,666			176,666		156,666	176,666		83,333
Weighted Average Exercise Price, Outstanding Beginning Balance																																																																			$ 16.50			$ 9.34			$ 10.98		$ 9.34	$ 10.98		$ 16.50
Number of shares issued upon exercise
Weighted Average Exercise Price, Exercised
Options, Expired																																																																												(33,333)
Weighted Average Exercise Price, Expired																																																																												$ 16.50
Options, Outstanding Ending Balance			2,156,666																																				156,666	156,666																												2,156,666							2,156,666	156,666		176,666		83,333
Weighted Average Exercise Price, Outstanding Ending Balance			$ 2.81																																				$ 9.34	$ 9.34																												$ 2.81							$ 2.81	$ 9.34		$ 10.98		$ 16.50
Options, Exercisable Ending Balance			654,444																																				140,833	140,833																												654,444							654,444	140,833		120,833
Weighted Average Exercise Price, Exercisable Ending Balance			$ 3.94																																				$ 8.54	$ 8.54																												$ 3.94							$ 3.94	$ 8.54		$ 8.43
Weighted Average Exercise Price, Exercisable			$ 3.94																																				$ 8.54	$ 8.54																												$ 3.94							$ 3.94	$ 8.54		$ 8.43
Dividend Yield																																																																											0.00%	0.00%
Fair value of warrant																																					$ 2,226,602																																						$ 2,611,413	$ 2,895,787
Common stock shares outstanding			13,883,103																93,731																				3,245,641	3,245,641																												13,883,103							13,883,103	3,245,641		1,427,967							2,134,625	32,019,354
Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable Ending Balance			$ 16.50																																				$ 16.50	$ 16.50																												$ 16.50							$ 16.50	$ 16.50
Outstanding Options, Exercise Price Per Share			$ 16.50																																				$ 16.50	$ 16.50																												$ 16.50							$ 16.50	$ 16.50
Outstanding Options, shares			60,000																																				60,000	60,000																												60,000							60,000	60,000
Outstanding Options, Life (Years)																																																																											2 years 10 months 13 days	3 years 7 months 9 days
Exercisable Options, Weighted Average Exercise Price			$ 16.50																																				$ 16.50	$ 16.50																												$ 16.50							$ 16.50	$ 16.50
Exercisable Options, Shares			54,167																																				44,167	44,167																												54,167							54,167	44,167
Weighted Average Exercise Price, Exercisable			$ 16.50																																				$ 16.50	$ 16.50																												$ 16.50							$ 16.50	$ 16.50
Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable Ending Balance			4.80																																				4.80	4.80																												4.80							4.80	4.80
Outstanding Options, Exercise Price Per Share			$ 4.80																																				$ 4.80	$ 4.80																												$ 4.80							$ 4.80	$ 4.80
Outstanding Options, shares			83,333																																				83,333	83,333																												83,333							83,333	83,333
Outstanding Options, Life (Years)																																																																											3 years 3 months	3 years 11 months 26 days
Exercisable Options, Weighted Average Exercise Price			$ 4.80																																				$ 4.80	$ 4.80																												$ 4.80							$ 4.80	$ 4.80
Exercisable Options, Shares			83,333																																				83,333	83,333																												83,333							83,333	83,333
Weighted Average Exercise Price, Exercisable			$ 4.80																																				$ 4.80	$ 4.80																												$ 4.80							$ 4.80	$ 4.80
Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable Ending Balance			5.55																																				5.55	5.55																												5.55							5.55	5.55
Outstanding Options, Exercise Price Per Share			$ 5.55																																				$ 5.55	$ 5.55																												$ 5.55							$ 5.55	$ 5.55
Outstanding Options, shares			13,333																																				13,333	13,333																												13,333							13,333	13,333
Outstanding Options, Life (Years)																																																																											1 year 9 months 10 days	2 years 6 months 10 days
Exercisable Options, Weighted Average Exercise Price			$ 5.55																																				$ 5.55	$ 5.55																												$ 5.55							$ 5.55	$ 5.55
Exercisable Options, Shares			13,333																																				13,333	13,333																												13,333							13,333	13,333
Weighted Average Exercise Price, Exercisable			$ 5.55																																				$ 5.55	$ 5.55																												$ 5.55							$ 5.55	$ 5.55
Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable Ending Balance			2.30																																																																	2.30							2.30
Outstanding Options, Exercise Price Per Share			$ 2.30																																																																	$ 2.30							$ 2.30
Outstanding Options, shares			2,000,000																																																																	2,000,000							2,000,000
Outstanding Options, Life (Years)																																																																											11 months 26 days
Exercisable Options, Weighted Average Exercise Price			$ 2.30																																																																	$ 2.30							$ 2.30
Exercisable Options, Shares			500,000																																																																	500,000							500,000
Weighted Average Exercise Price, Exercisable			$ 2.30																																																																	$ 2.30							$ 2.30
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																														$ 1.50		$ 1.50																																																	$ 1.50
Warrant purchase																														800,000		100,000																																																	140,000
Issuance of common stock for cash																														$ 120,000	$ 150,000	$ 210,000
Shares issued																														80,000	100,000	140,000
Share price																																	$ 2.25	$ 1.50
Principal amount																																																																																		$ 500,000
Convertible price per share																																																																																		$ 1.50
Restricted common stock																																	155,555	70,000	650,000
Restricted common stock, value																																	$ 350,000	$ 105,000
Loev Law Firm PC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 2.13
Number of shares issued for services					100,000
Aggregate value					$ 213,000
Chief Executive Officer and Chairman [Member] | Jacob D. Cohen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services								500,000																200,000
Chief Financial Officer [Member] | Eugene Johnston [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services								100,000
Director [Member] | Kenny Myers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services								100,000																25,000
Director [Member] | Alex Hamilton [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services								100,000																25,000
Director [Member] | Lorraine D’Alessio [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services								100,000																25,000
Johnathan Arango [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of unvested options forfeited																																																										18,889
Option vesting																																																				14,444
2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																																																					$ 5.25
Options, Granted								2,000,000																																																																								83,333
Weighted Average Exercise Price, Granted																																																																																$ 16.50
Options life																																																																																5 years
Options vesting period																																																																																3 years
2022 Equity Incentive Plan [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for compensation								900,000
2022 Equity Incentive Plan [Member] | Chief Executive Officer and Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for compensation																																																					53,333
2022 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, Granted								500,000																																																				83,333																				50,000
Weighted Average Exercise Price, Granted								$ 2.30																																																				$ 4.80
Options life																																																												5 years
Options vesting period								10 years
Option vesting								500,000
2022 Equity Incentive Plan [Member] | Chief Operating Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for compensation																																																					6,667
Options, Granted																																																															10,000																	33,333
Weighted Average Exercise Price, Granted																																																															$ 16.50
Options life																																																															5 years
Options vesting period																																																															3 years
2022 Equity Incentive Plan [Member] | Raffi Sahul [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, Granted																																																			13,333
Weighted Average Exercise Price, Granted																																																			$ 5.55
Options life																																																			3 years
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Principal amount													$ 500,000
Accrued interest													$ 90,000
Common stock convertible shares													393,333
Convertible price per share													$ 1.50
Consulting Agreement With LSTM [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash				$ 540,000											$ 377,500
Shares issued				250,000											250,000
Agreement term				12 months											12 months
Share price				$ 2.16											$ 1.51
Consulting Agreement With Dr Douglas Christianson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash														$ 74,500
Shares issued														50,000
Agreement term														12 months
Share price														$ 1.49
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price									$ 1.55		$ 1.55																						$ 2.25	$ 1.50
Restricted common stock									548,386		161,290																						155,555	70,000
Restricted common stock, value									$ 850,000		$ 250,000																						$ 350,000	$ 105,000
Consulting Agreement with Luca Consulting, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash																								$ 94,200
Shares issued																								60,000
Agreement term							12 months																	12 months
Share price																								$ 1.57
Consulting Agreement with Luca Consulting, LLC [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash	$ 1,095,000
Shares issued	500,000
Share price	$ 2.19
PHX Global LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash							$ 1,095,000
Shares issued							500,000
Share price							$ 2.19
Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of warrant																																																											$ 12,086
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock																																																																																													320,000
Consulting Agreement [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																																													$ 2.47
Number of shares issued for services																																													25,000																	3,333
Aggregate value																																													$ 61,750
Cash payable for services																																													$ 4,000																	$ 2,000
Platinum Point Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, shares																261,667																											20,962	54,038		33,333	133,334
Shares price per share																																											$ 2.11	$ 2.14		$ 2.36	$ 3.91						$ 1.9319
Value of shares purchased																$ 366,830																											$ 44,182	$ 115,763		$ 78,787	$ 521,002
Amundson Media LLC [Member] | 2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 1.96
Number of shares issued for services										20,970
Aggregate value										$ 41,100
compensate monthly payment										$ 12,000
Levo Healthcare Consulting, Inc. [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock																																																		20,000
Cash payable for services																																																		$ 6,250
Fair value of shares																																																		$ 68,170
Levo Healthcare Consulting, Inc. [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																																																		$ 4.35
Number of shares issued for services																																																		13,000
Aggregate value																																																		$ 56,160
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of share					500													100			300					74	218	146			216
Aggregrate stated value					$ 550,000													$ 110,000			$ 330,000																																																	$ 237,600
Conversion of units					366,667													73,333			220,000										105,600
Preferred stock, convertible, conversion price					$ 1.50													$ 1.50			$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 2.25
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of share		32
Aggregrate stated value		$ 35,200
Conversion of units		23,467
Preferred stock, convertible, conversion price		$ 1.50
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, shares																							100
Value of shares purchased																							$ 100,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of share						500												100			300	100			350	74	218	350			216
Aggregrate stated value						$ 550,000												$ 110,000			$ 330,000	$ 110,000			$ 385,000	$ 63,800	$ 239,800	$ 385,000			$ 237,600
Conversion of units						366,667												73,333			220,000	73,333			256,667	42,533	159,867	256,667			105,600
Preferred stock, convertible, conversion price						$ 1.50												$ 1.50			$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 2.25																	$ 3.21																																				$ 2.36			$ 3.12	$ 4.90	$ 4.1505	$ 3.045	$ 3.045	$ 3.045
Sale of stock, shares																																				250												250	500			1,000
Shares price per share																																																																																			$ 2.50						$ 4.15
Value of shares purchased																																				$ 250,000												$ 250,000	$ 500,000
Issuance of common stock for cash																																					$ 500,000	$ 300,000
Shares issued																																					500	300
Series B Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of share																															216
Aggregrate stated value																															$ 237,600
Conversion of units																															105,600
Preferred stock, convertible, conversion price																															$ 2.25
Sale of stock, shares																																				250
Value of shares purchased																																				$ 250,000
Issuance of common stock for cash																																					$ 500,000	$ 300,000
Shares issued																																					500	300
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock			50																																		50																															50							50
Sale of stock, shares																																					500	300	50		100	250												100	150	500
Value of shares purchased			$ 50,000																																		$ 500,000	$ 300,000	$ 50,000		$ 100,000	$ 250,000												$ 100,000	$ 150,000
Issuance of common stock for cash																																					$ 50,000																			$ 1,650,000
Shares issued																																					50																			1,500
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash																																					$ 50,000
Shares issued																																					50
Series B Preferred Stock [Member] | Platinum Point Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, convertible, conversion price																																																																																				$ 2.36			$ 3.12
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
APIC warrant																			$ 23
Fair Value of common stock on measurement date			$ 31.85																																				$ 14.90	14.90																												$ 31.85							$ 31.85	$ 14.90
Risk-free interest rate																																																																											4.13%	4.10%
Volatility																																																																											142.96%	232.05%
Expected Term																																																																											5 years 9 months	6 years
Maximum [Member] | Platinum Point Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																$ 1.79
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date			$ 4.31																																				$ 4.33	$ 4.33																												$ 4.31							$ 4.31	$ 4.33
Risk-free interest rate																																																																											4.10%	3.30%
Volatility																																																																											136.49%	92.54%
Expected Term																																																																											3 years	3 years
Minimum [Member] | Platinum Point Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																$ 1.43
Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock																			699,143
Private Placement Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																																																																															$ 15.00
Warrants to purchase common stock			65,033																																				65,033	65,033																												65,033							65,033	65,033		65,033
Shares price per share																																																																																															$ 1.00
Purchase price of warrants																																																																																															$ 2,000,000
Private Placement Warrant [Member] | 23 Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash																																																																										$ 2,000,000
Shares issued																																																																										2,000,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																																																																		$ 60.00
Shares issued																																																																		83,333
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant exercise																			224,981
Warrant exercise price																																					$ 2.59	$ 2.61
APIC warrant
Aggregrate stated value
Conversion of units																																																																				366,667	623,332	1,001,734	85,928	128,243				374,393	[1]
Sale of stock, shares																																																													266,667
Shares price per share																																																													$ 4.50
Value of shares purchased																																																													$ 1,000,000.0
Warrant purchase												198,000																									660,000	396,000
Issuance of common stock for cash																			$ 93,731																																																	$ 71	$ 43	$ 31		$ 6	$ 4			$ 34		$ 35
Shares issued																																																																				709,676	432,121	305,555		63,333	40,000			345,000	[1]	350,000	[1]
Number of shares issued for services																																																																				2,570,970	1,785,760	522,000	106,333	176,154	106,667			554,154	[1]	118,667	[1]
Aggregate value																																																																				$ 257	$ 179	$ 52	$ 11	$ 18	$ 11			$ 57		$ 17
Fair value of warrant																																																																											$ 2,611,413
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																					$ 2.59	$ 2.61
Warrant purchase																																					660,000	396,000
Common Stock [Member] | Consulting Agreement With LSTM [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				700,000											450,000
Common Stock [Member] | Consulting Agreement with Luca Consulting, LLC [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	560,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																					$ 2.59
Warrant purchase																																					66,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																					$ 2.59
Warrant purchase																																					66,000
Common Stock [Member] | Levo Healthcare Consulting, Inc. [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																				$ 1.48
Number of shares issued for services																				120,000
Aggregate value																				$ 177,600
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																																													$ 5.70
Warrants to purchase common stock																																																													18,667
Warrants term																																																													5 years
Fair value of warrant																																																													$ 78,174
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant exercise																			294,643
Weighted average price per share																			$ 2.20
APIC warrant
Aggregrate stated value
Issuance of common stock for cash
Aggregate value
Dividend Yield																																																																											0.00%	0.00%
Warrants Beginning Balance																																																																			133,333			940,333			89,533		940,333	89,533		133,333
Weighted Average Exercise Price Beginning Balance																																																																			$ 15.00			$ 5.08			$ 16.95		$ 5.08	$ 16.95		$ 15.00
Warrants Granted																																																																											1,482,709	850,800		24,500
Weighted Average Exercise Price Granted																																																																											$ 1.50	$ 5.75		$ 22.14
Warrants Exercised																																																																											1,427,143			(68,300)
Weighted Average Exercise Price Exercised																																																																											$ 1.50			$ 15.00
Warrants Expired
Weighted Average Exercise Price Expired
Warrants Cancelled
Weighted Average Exercise Price Cancelled
Warrants Outstanding, Ending balance			997,899																																				940,333	940,333																												997,899							997,899	940,333		89,533		133,333
Weighted Average Exercise Price Ending Balance			$ 3.05																																				$ 5.08	$ 5.08																												$ 3.05							$ 3.05	$ 5.08		$ 16.95		$ 15.00
Warrants Exercisable Ending balance			997,899																																				940,333	940,333																												997,899							997,899	940,333		89,533
Weighted Average Exercise Price Exercisable price			$ 3.05																																				$ 5.08	$ 5.08																												$ 3.05							$ 3.05	$ 5.08		$ 16.95
Weighted Average Warrant Exercise Price Per Share			$ 3.05																																				$ 5.08	$ 5.08																												$ 3.05							$ 3.05	$ 5.08		$ 16.95		$ 15.00
Outstanding and vested warrants, shares			997,899																																				940,333	940,333																												997,899							997,899	940,333		89,533		133,333
Outstanding and Vested Warrants, Life (Years)																																																																											3 years 9 months	4 years 5 months 15 days
Outstanding and vested warrants expected term																																																																											4 years 10 months 24 days
Warrant [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																																											$ 5.63		$ 5.70
Warrants to purchase common stock																																																											2,800		18,667
Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 2.59																																		$ 2.59	$ 2.61	$ 2.57	$ 2.57	$ 2.57	$ 2.71										$ 7.50					$ 3.90											$ 2.59							$ 2.59	$ 2.57
Warrants to purchase common stock			66,000																																		660,000	396,000	60,000	60,000	132,000	330,000														220,000												66,000							66,000	60,000
Purchase price of warrants																																																								$ 1,500,000
Number of shares issued upon exercise																																																				66,667
Fair value of warrant																																																				$ 260,750					$ 681,352
Warrants to purchase common stock																																																								220,000	220,000
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date			$ 51.12																																				$ 10.90	$ 10.90																												$ 51.12							$ 51.12	$ 10.90
Risk-free interest rate																																																																											4.59%	4.38%
Volatility																																																																											238.00%	239.06%
Expected Term																																																																											5 years	5 years
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of common stock on measurement date			$ 3.12																																				3.10	3.10																												$ 3.12							$ 3.12	$ 3.10
Risk-free interest rate																																																																											3.82%	2.95%
Volatility																																																																											135.75%	81.92%
Expected Term																																																																											3 years	3 years
Warrant [Member] | Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant exercise																			280,999
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																																																	$ 75.00
Warrants to purchase common stock																																																																	5,833
Warrants term																																																																	5 years
Fair value of warrant																																																																	$ 31,995
Warrant One [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																																				$ 15.00
Number of shares issued upon exercise																																																				33,333
Fair value of warrant																																																				$ 122,341
Common Stock Purchase Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																																							$ 2.62	$ 2.62																																				$ 2.62
Number of shares issued upon exercise																																								528,000
Fair value of warrant																																								$ 1,193,837

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.